STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2019 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4%
Alabama - 1.1%
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	1,500,000	1,658,430
Florida - .6%
Orange County Health Facilities Authority, Revenue Bonds, Refunding (Orlando Health Obligated Group) Ser. F	5.00	10/1/2024	750,000	875,993
Illinois - 1.8%
Chicago, GO (Neighborhoods Alive 21 Program) Ser. B	5.25	1/1/2022	1,150,000	1,225,267
Illinois, GO, Ser. D	5.00	11/1/2026	1,250,000	1,432,837
				2,658,104
Michigan - .8%
Michigan Finance Authority, Revenue Bonds, Refunding (Trinity Health Credit Group)	5.00	12/1/2033	1,150,000	1,252,120
New Jersey - 3.9%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; AMBAC) Ser. K	5.25	12/15/2020	1,000,000	1,050,910
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; National Public Finance Guarantee Corp.) Ser. K	5.25	12/15/2021	1,265,000	1,370,020
New Jersey Economic Development Authority, Revenue Bonds, Refunding (School Facilities Construction) Ser. II	5.00	3/1/2025	1,070,000	1,151,106
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2031	500,000	595,665
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2029	750,000	906,863

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New Jersey - 3.9% (continued)
New Jersey Tobacco Settlement Financing Corporation, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2028	750,000	913,642
				5,988,206
New York - 90.5%
Albany County Airport Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	12/15/2023	1,500,000	1,552,380
Battery Park City Authority, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2023	1,065,000	1,231,129
Build NYC Resource Corporation, Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2029	200,000	231,814
Build NYC Resource Corporation, Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2027	300,000	351,207
Build NYC Resource Corporation, Revenue Bonds, Refunding (YMCA of Greater New York Project)	5.00	8/1/2026	350,000	410,827
Dutchess County Local Development Corporation, Revenue Bonds (Health QuestSystems Inc. Project) Ser. B	5.00	7/1/2026	1,000,000	1,206,260
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2028	1,000,000	1,234,380
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2033	920,000	1,104,064
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2026	525,000	627,911
Dutchess County Local Development Corporation, Revenue Bonds, Refunding (The Culinary Institute of America Project)	5.00	7/1/2027	1,000,000	1,214,990
East Ramapo Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	12/15/2024	1,240,000	1,464,787

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 90.5% (continued)
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	10/15/2034	730,000	826,455
Haverstraw-Stony Point Central School District, GO, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	10/15/2033	725,000	822,426
Hudson Yards Infrastructure Corporation, Revenue Bonds, Refunding, Ser. A	5.00	2/15/2033	1,310,000	1,598,043
Long Island Power Authority, Revenue Bonds	5.00	9/1/2033	1,500,000	1,829,040
Metropolitan Transportation Authority, Revenue Bonds (Green Bonds) Ser. A	5.00	11/15/2035	1,570,000	1,898,679
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bonds) Ser. A1	5.00	11/15/2024	2,300,000	2,684,859
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bonds) Ser. B2	4.00	11/15/2033	1,000,000	1,124,160
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bonds) Ser. C1	5.00	11/15/2025	1,000,000	1,200,820
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. A	5.25	11/15/2035	1,000,000	1,224,360
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. B	5.00	11/15/2035	1,215,000	1,446,287
Metropolitan Transportation Authority, Revenue Bonds, Refunding, Ser. C1	5.25	11/15/2030	1,000,000	1,202,110
Metropolitan Transportation Authority, Revenue Bonds, Ser. B	5.00	11/15/2038	1,010,000	1,111,778
Monroe County Industrial Development Corporation, Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2032	1,000,000	1,179,150
Monroe County Industrial Development Corporation, Revenue Bonds (The Rochester General Hospital Projects)	5.00	12/1/2028	1,095,000	1,318,533

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 90.5% (continued)
Monroe County Industrial Development Corporation, Revenue Bonds, Refunding (University of Rochester Project) Ser. C	4.00	7/1/2035	1,000,000		1,111,560
Nassau County, GO (General Improvement Bonds) Ser. B	5.00	4/1/2029	1,500,000		1,722,090
Nassau County, GO, Refunding, Ser. A	5.00	1/1/2032	1,640,000		1,931,084
Nassau County, GO, Refunding, Ser. B	5.00	4/1/2036	1,000,000		1,187,690
Nassau County, GO, Ser. A	5.00	1/15/2031	500,000		603,975
New York & New Jersey Port Authority, Revenue Bonds, Refunding (Consolidated Bonds) Ser. 189	5.00	5/1/2030	1,000,000		1,187,920
New York & New Jersey Port Authority, Revenue Bonds, Refunding, Ser. 207	5.00	9/15/2024	3,000,000		3,507,360
New York City, GO (SPA; Mizuho Bank, Ltd.) Ser. A2	2.40	10/1/2038	1,600,000	[a]	1,600,000
New York City, GO, Refunding (Liquidity Facility; Landesbank Hessen-Thuringen Girozentrale)	2.33	8/1/2024	100,000	[a]	100,000
New York City, GO, Refunding, Ser. E	5.00	8/1/2033	1,000,000		1,258,860
New York City, GO, Refunding, Ser. J	5.00	8/1/2025	1,335,000		1,524,930
New York City, GO, Ser. E1	5.25	3/1/2031	1,065,000		1,353,264
New York City Housing Development Corporation, Revenue Bonds, Refunding, Ser. A	4.00	7/1/2024	1,150,000		1,249,417
New York City Housing Development Corporation, Revenue Bonds, Ser. A1	3.38	11/15/2029	1,000,000		1,045,290
New York City Housing Development Corporation, Revenue Bonds, Ser. B2	5.00	7/1/2025	1,500,000		1,696,380
New York City Housing Development Corporation, Revenue Bonds, Ser. B2	5.25	7/1/2032	1,500,000		1,672,470

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 90.5% (continued)
New York City Industrial Development Agency, Revenue Bonds (Yankee Stadium Project) (Insured; Assured Guaranty Corporation)	7.00	3/1/2049	1,000,000		1,004,790
New York City Municipal Water Finance Authority, Revenue Bonds (Liquidity Facility; Citibank NA) Ser. F	2.20	6/15/2035	400,000	[a]	400,000
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2021	2,000,000	[b]	2,149,480
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. FF2	4.00	6/15/2036	1,000,000		1,140,180
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2034	1,000,000		1,265,230
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. FF2	5.00	6/15/2035	1,000,000		1,258,400
New York City Transitional Finance Authority, Revenue Bonds	5.25	8/1/2037	1,000,000		1,249,890
New York City Transitional Finance Authority, Revenue Bonds, Refunding, Ser. F1	5.00	5/1/2029	2,000,000		2,197,880
New York City Transitional Finance Authority, Revenue Bonds, Ser. S3	5.25	7/15/2036	1,000,000		1,256,100
New York City Trust for Cultural Resources, Revenue Bonds (Wildlife Conservation Society) Ser. A	5.00	8/1/2031	1,480,000		1,668,508
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (American Museum of Natural History) Ser. A	5.00	7/1/2037	1,000,000		1,150,000
New York City Trust for Cultural Resources, Revenue Bonds, Refunding (Lincoln Center for the Performing Arts, Inc.) Ser. A	5.00	12/1/2026	1,075,000		1,332,624

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 90.5% (continued)
New York Convention Center Development Corporation, Revenue Bonds, Refunding	5.00	11/15/2029	1,000,000		1,188,760
New York Counties Tobacco Trust VI, Revenue Bonds, Tobacco Settlement Pass-Through Bonds, Refunding, Ser. A-2B	5.00	6/1/2045	750,000		793,943
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project) Ser. 1	5.00	11/15/2044	2,000,000	[c]	2,186,980
New York Liberty Development Corporation, Revenue Bonds, Refunding (3 World Trade Center Project) Ser. 2	5.15	11/15/2034	1,500,000	[c]	1,678,530
New York State Dormitory Authority, Revenue Bonds (Convent of the Sacred Heart) (Insured; Assured Guaranty Municipal Corporation)	5.63	11/1/2035	1,000,000		1,074,130
New York State Dormitory Authority, Revenue Bonds (Interagency Council Pooled Loan Program) Ser. B1	4.00	7/1/2026	1,200,000		1,381,224
New York State Dormitory Authority, Revenue Bonds (New York University) Ser. A	5.00	7/1/2043	2,400,000		2,694,216
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	10/1/2030	1,045,000		1,296,542
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2034	550,000		669,510
New York State Dormitory Authority, Revenue Bonds, Refunding (Catholic Health System Obligated Group)	5.00	7/1/2032	640,000		784,339
New York State Dormitory Authority, Revenue Bonds, Refunding (Fordham University)	4.00	7/1/2034	1,000,000		1,106,620

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 90.5% (continued)
New York State Dormitory Authority, Revenue Bonds, Refunding (General Purpose) Ser. E	5.00	3/15/2032	1,325,000	1,576,074
New York State Dormitory Authority, Revenue Bonds, Refunding (Icahn School of Medicine at Mount Sinai) Ser. A	5.00	7/1/2023	1,000,000	1,136,150
New York State Dormitory Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. E	5.00	10/1/2026	1,000,000	1,243,830
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University Hospitals Center)	5.00	7/1/2030	1,155,000	1,379,751
New York State Dormitory Authority, Revenue Bonds, Refunding (New York University) Ser. A	5.00	7/1/2031	2,000,000	2,393,140
New York State Dormitory Authority, Revenue Bonds, Refunding (Rochester Institute of Technology)	5.00	7/1/2023	1,000,000	1,035,860
New York State Dormitory Authority, Revenue Bonds, Refunding (The New School) Ser. A	5.00	7/1/2032	1,530,000	1,771,495
New York State Dormitory Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2028	1,400,000	1,725,164
New York State Dormitory Authority, Revenue Bonds, Ser. A	5.00	3/15/2030	1,275,000	1,567,115
New York State Dormitory Authority, Revenue Bonds, Ser. B	5.00	3/15/2035	1,100,000	1,295,646
New York State Housing Finance Agency, Revenue Bonds (Insured; State of New York Mortgage Agency) Ser. E	4.13	11/1/2028	1,000,000	1,066,270
New York State Thruway Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. K	5.00	1/1/2031	2,000,000	2,345,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 90.5% (continued)
New York State Urban Development Corporation, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2031	1,500,000	1,838,325
New York State Urban Development Corporation, Revenue Bonds, Refunding, Ser. A	5.00	3/15/2033	1,000,000	1,216,180
New York Transportation Development Corporation, Revenue Bonds (Delta Air Lines-Laguardia Airport Terminals)	5.00	1/1/2025	1,575,000	1,809,108
Niagara Area Development Corporation, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2035	500,000	538,045
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport) Ser. T	5.00	4/1/2026	925,000	1,093,248
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport) Ser. T	5.00	4/1/2024	1,750,000	1,987,877
Niagara Frontier Transportation Authority, Revenue Bonds, Refunding (Buffalo Niagara International Airport) Ser. T	5.00	4/1/2025	630,000	730,844
Oyster Bay, GO, Refunding (Insured; Build America Mutual Assurance Company) Ser. B	5.00	8/15/2022	1,715,000	1,893,480
Sales Tax Asset Receivable Corporation, Revenue Bonds, Refunding, Ser. A	5.00	10/15/2031	1,060,000	1,244,769
St. Lawrence County New York Development Agency, Revenue Bonds, Refunding (Clarkson University Project)	5.00	9/1/2029	1,000,000	1,196,790
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corporation)	5.00	2/1/2022	1,000,000	1,092,590
Suffolk County, GO, Refunding (Insured; Assured Guaranty Municipal Corporation) Ser. A	4.00	2/1/2024	2,115,000	2,355,433
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2038	1,000,000	1,113,420
Suffolk County Water Authority, Revenue Bonds, Refunding, Ser. A	4.00	6/1/2030	1,895,000	2,162,915

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 100.4% (continued)
New York - 90.5% (continued)
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2024	500,000	570,060
TSASC, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2022	1,750,000	1,908,655
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. A	5.00	6/15/2027	1,600,000	1,925,808
Utility Debt Securitization Authority, Revenue Bonds, Refunding, Ser. TE	5.00	6/15/2026	2,000,000	2,309,780
Westchester County Health Care Corporation, Revenue Bonds, Refunding, Ser. A	5.00	11/1/2024	1,500,000	1,607,310
Westchester County Health Care Corporation, Revenue Bonds, Ser. A	5.00	11/1/2020	1,400,000	1,460,536
Westchester County Local Development Corporation, Revenue Bonds (Purchase Housing Corporation II Project)	5.00	6/1/2037	1,000,000	1,159,390
Westchester County Local Development Corporation, Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2026	1,000,000	1,169,290
Westchester County Local Development Corporation, Revenue Bonds, Refunding (Sarah Lawrence College) Ser. A	5.00	6/1/2025	1,105,000	1,273,082
Westchester County Local Development Corporation, Revenue Bonds, Refunding (Westchester Medical Center Obligated Group Project)	5.00	11/1/2028	1,000,000	1,164,520
Yonkers, GO (Insured; Assured Guaranty Municipal Corporation) Ser. A	5.00	11/15/2026	1,000,000	1,233,720
				138,367,945
U.S. Related - 1.7%
Guam, Revenue Bonds, Ser. A	5.00	1/1/2024	1,000,000	1,062,080
Puerto Rico Commonwealth, GO, Refunding (Insured; National Public Finance Guarantee Corporation) Ser. A	5.50	7/1/2019	1,550,000	1,552,666
				2,614,746
Total Investments (cost $146,839,929)			100.4%	153,415,544
Liabilities, Less Cash and Receivables			(0.4%)	(565,466)
Net Assets			100.0%	152,850,078

STATEMENT OF INVESTMENTS (Unaudited) (continued)

a The Variable Rate shall be determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2019, these securities were valued at $3,865,510 or 2.53% of net assets.

STATEMENT OF FINANCIAL FUTURES
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2019 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Value ($)	Unrealized (Depreciation) ($)
Futures Short
U.S. Treasury Long Bond	20	9/19	2,973,590	3,074,375	(100,785)
Gross Unrealized Depreciation				(100,785)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon New York Intermediate Tax-Exempt Bond Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	−	153,415,544	−	153,415,544
Liabilities ($)
Other Financial Instruments:
Futures††	(100,785)	−	−	(100,785)

† See Statement of Investments for additional detailed categorizations.

†† Amount shown represents unrealized (depreciation) at period end.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board Members (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at

NOTES

fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Options and financial futures on municipal and U.S. Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2019 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

NOTES

At May 31, 2019, accumulated net unrealized appreciation on investments was $6,575,615, consisting of $6,602,434 gross unrealized appreciation and $26,819 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.